Income taxes (Tables)	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three months ended March 31, 2020 and March 31, 2019, comprise:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Provision for income taxes	$12,590	$12,040